General Information - Consolidated Subsidiaries Acquired or Newly Established (Parenthetical) (Detail)	Dec. 31, 2022
Senex Holdings PTY LTD [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%